BUSINESS ACQUISITIONS (Details 5) - USD ($)	May 31, 2022	Mar. 07, 2022	Nov. 30, 2021	Nov. 30, 2020
Allocated as follows:
Right-of-use asset	$ 208,839		$ 133,984
Lease liability	(109,437)		(135,175)
Goodwill	$ 6,274,356		$ 833,493
D C U [Member]
Consideration:
Common shares		$ 1,680,000
DCU Contingent Consideration		2,577,960
Total unadjusted purchase price		4,257,960
Cash acquired		(209,295)
Total purchase price, net of cash acquired		4,048,665
Allocated as follows:
Accounts receivable		698,711
Prepaids		103,250
Equipment		430,320
Right-of-use asset		114,534
Accounts payable		(2,174,700)
Lease liability		(114,534)
Loans payable		(1,180,357)
Intangible assets		1,890,800
Goodwill		4,639,893
Deferred income taxes		(359,252)
Total		$ 4,048,665